Business combinations - Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	May 06, 2016 USD ($)	Apr. 29, 2016 USD ($) segment subsidiary	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Professional and outside services				$ 27,181	$ 18,851	$ 27,638
Customer Relationships
Business Acquisition [Line Items]
Assets acquired					21,400	0
BTCL and HSBCBB
Business Acquisition [Line Items]
Number of subsidiaries involved in acquisition activity | subsidiary		2
Consideration transferred, including contingent consideration		$ 21,800
Payments to acquire businesses	$ 2,100	7,000	$ 12,700
Contingent consideration, liability, current		$ 12,700
Acquired finite-lived intangible assets, number of segments | segment		3
Acquisition related costs		$ 4,300		3,300	1,000
Professional and outside services				700	1,000
Revenue					407,453	378,915
Earnings (loss)					$ 118,434	$ 85,215
BTCL and HSBCBB | Customer Relationships
Business Acquisition [Line Items]
Assets acquired		$ 21,400
Acquired finite-lived intangible assets, weighted average useful life		15 years
HSBCBB
Business Acquisition [Line Items]
Revenue				9,800
Earnings (loss)				$ 5,000